Pacific Financial Group MUTUAL FUNDS

PFG Fidelity Institutional AM® Bond ESG Strategy Fund	Class R Shares PFFBX
PFG BR Equity ESG Strategy Fund	Class R Shares PFESX
PFG Invesco® Thematic ESG Strategy Fund	Class R Shares PFIOX

Supplement dated May 5, 2023

to the Prospectus and Statement of Additional Information dated August 29, 2022

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Effective on or about July 10, 2023, the fund names and 80% investment policies of each of PFG Fidelity Institutional AM® Bond ESG Strategy Fund, PFG BR Equity ESG Strategy Fund and PFG Invesco® Thematic ESG Strategy Fund will change as set forth below.

Current Fund Name	New Fund Name
PFG BR Equity ESG Strategy Fund	PFG BR Target Allocation Equity Strategy Fund
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
PFG Invesco® Thematic ESG Strategy Fund	PFG Invesco® Equity Factor Rotation Strategy Fund

Fund Name	Current 80% Investment Policy	New 80% Investment Policy
PFG BR Equity ESG Strategy Fund	To invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in the shares of exchange traded funds that are part of the iShares® complex of ETFs and other ETFs managed by BlackRock Fund Advisors, LLC that emphasize Environmental, Social and Governance (ESG) considerations in selecting securities and invest primarily in U.S. equity securities, foreign equity securities and emerging market equity securities.	To invest at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock Underlying Funds”) that invest primarily in either or both U.S. and foreign equity securities of any capitalization.

PFG Fidelity Institutional AM® Bond ESG Strategy Fund	To invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in Fidelity mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”) and Underlying Funds managed by investment advisers other than Fidelity (“Other Underlying Funds”) that emphasize Environmental, Social and Governance (ESG) factors in selecting securities, with each Fidelity Underlying Fund or Other Underlying Fund investing in fixed-income securities.	To invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in Fidelity mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”) and Underlying Funds managed by investment advisers other than Fidelity (“Other Underlying Funds”) that invest primarily in fixed-income securities.
PFG Invesco® Thematic ESG Strategy Fund	To invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds managed by Invesco Advisers, Inc. (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd. (“Invesco Underlying Funds”), that emphasize Environmental, Social and Governance (ESG) factors in selecting securities, with each Invesco Underlying Fund investing in both U.S. and foreign equity securities of any capitalization.	To invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds managed by Invesco Advisers, Inc. (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd. (“Invesco Underlying Funds”), and Underlying Funds managed by investment advisers other than Invesco (“Other Underlying Funds”) that invest primarily in either or both U.S. and foreign equity securities of any capitalization.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for the Funds dated August 29, 2022. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Funds toll-free at 1-888-451-TPFG. Please retain this Supplement for future reference.

Please retain this Supplement for future reference.